Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets		¥ 21,067,585	¥ 32,480,782
Non-recourse loans		3,732	4,864
Investments		120,808	130,462
Maximum exposure to loss	[1]	160,496	168,967
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,602	8,671
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		35,812	96,187
Non-recourse loans		0	0
Investments		2,424	11,130
Maximum exposure to loss	[1]	2,424	11,194
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		19,170,411	30,299,519
Non-recourse loans		0	0
Investments		75,336	80,211
Maximum exposure to loss	[1]	108,678	109,310
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,355,962	1,744,471
Non-recourse loans		0	0
Investments		16,653	18,448
Maximum exposure to loss	[1]	16,670	18,483
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		29,539	12,414
Non-recourse loans		0	0
Investments		1,920	1,719
Maximum exposure to loss	[1]	1,920	3,729
Other VIEs
Variable Interest Entity [Line Items]
Total assets		467,259	319,520
Non-recourse loans		3,732	4,864
Investments		23,484	17,963
Maximum exposure to loss	[1]	¥ 29,813	¥ 25,260

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.